Finance debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 5,557	$ 9,359
Euro and sterling bonds
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	11,000	4,000
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt	3,366	8,122
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt	2,163	1,004
Carrying amount | Within one year | Accrued interest [Member]
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 484	$ 678